SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - STATEMENTS OF STOCKHOLDERS' EQUITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 296,757,753	$ 278,439,328	$ 261,496,116
Comprehensive Income:
Net Income	16,159,627	41,861,007	15,890,262
Other Comprehensive Income	(36,138,467)	(3,530,276)	3,652,081
Total Comprehensive Income	(19,978,840)	38,330,731	19,542,343
Cumulative Change in Accounting Principal			(2,158,161)
Cash Distributions Paid	(17,485,889)	(20,012,306)	(440,970)
Ending balance	259,293,024	296,757,753	278,439,328
Parent Company
Beginning balance	296,757,753	278,439,328	261,496,116
Comprehensive Income:
Net Income	16,159,627	41,861,007	15,890,262
Other Comprehensive Income	(36,138,467)	(3,530,276)	3,652,081
Total Comprehensive Income	(19,978,840)	38,330,731	19,542,343
Cumulative Change in Accounting Principal			(2,158,161)
Cash Distributions Paid	(17,485,889)	(20,012,306)	(440,970)
Ending balance	$ 259,293,024	$ 296,757,753	$ 278,439,328
Common Stock
Beginning balance (in shares)	170,000	170,000	170,000
Beginning balance	$ 170,000	$ 170,000	$ 170,000
Comprehensive Income:
Ending balance (in shares)	170,000	170,000	170,000
Ending balance	$ 170,000	$ 170,000	$ 170,000
Common Stock | Parent Company
Beginning balance (in shares)	170,000	170,000	170,000
Beginning balance	$ 170,000	$ 170,000	$ 170,000
Comprehensive Income:
Ending balance (in shares)	170,000	170,000	170,000
Ending balance	$ 170,000	$ 170,000	$ 170,000
Retained Earnings
Beginning balance	286,851,102	265,002,401	251,711,270
Comprehensive Income:
Net Income	16,159,627	41,861,007	15,890,262
Cumulative Change in Accounting Principal			(2,158,161)
Cash Distributions Paid	(17,485,889)	(20,012,306)	(440,970)
Ending balance	285,524,840	286,851,102	265,002,401
Retained Earnings | Parent Company
Beginning balance	286,851,102	265,002,401	251,711,270
Comprehensive Income:
Net Income	16,159,627	41,861,007	15,890,262
Cumulative Change in Accounting Principal			(2,158,161)
Cash Distributions Paid	(17,485,889)	(20,012,306)	(440,970)
Ending balance	285,524,840	286,851,102	265,002,401
Accumulated Other Comprehensive Income (Loss)
Beginning balance	9,736,651	13,266,927	9,614,846
Comprehensive Income:
Other Comprehensive Income	(36,138,467)	(3,530,276)	3,652,081
Ending balance	(26,401,816)	9,736,651	13,266,927
Accumulated Other Comprehensive Income (Loss) | Parent Company
Beginning balance	9,736,651	13,266,927	9,614,846
Comprehensive Income:
Other Comprehensive Income	(36,138,467)	(3,530,276)	3,652,081
Ending balance	$ (26,401,816)	$ 9,736,651	$ 13,266,927